Income Taxes (Details Narratives)	12 Months Ended
Dec. 31, 2020 USD ($)
Net operating loss carry forward	$ 2,700,000
Hong Kong [Member]
Income Taxes Rate	16.50%
PRC [Member]
Income Taxes Rate	10.00%
Appropriate tax adjustments	25.00%